Fairlead Tactical Sector ETF
Schedule of Investments
October 31, 2025 (Unaudited)
EXCHANGE-TRADED FUNDS — 99.77% Shares Fair Value
Communication Services Select Sector SPDR® Fund 298,898 $ 34,316,479
Consumer Discretionary Select Sector SPDR® Fund 142,005 34,071,260
Financial Select Sector SPDR® Fund 614,636 32,188,487
Industrial Select Sector SPDR® Fund 216,046 33,500,093
Real Estate Select Sector SPDR® Fund 793,823 32,467,361
SPDR® Gold MiniShares® Trust 155,049 12,278,330
SPDR® Portfolio Long Term Treasury ETF 417,391 11,353,036
SPDR® Portfolio Short Term Treasury ETF 373,880 10,965,900
Technology Select Sector SPDR® Fund 123,821 37,230,498
Utilities Select Sector SPDR® Fund 388,662 34,629,784
Total Exchange-Traded Funds (Cost $236,904,236) 273,001,228
Total Investments — 99.77% (Cost $236,904,236) 273,001,228
Other Assets in Excess of Liabilities — 0.23% 622,322
NET ASSETS — 100.00% $ 273,623,550
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt